Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

8.      Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	June 30, 2024	December 31, 2023
Accounts payable	$803	$2,501
Accrued contract settlement, current portion	400	—
Accrued compensation and benefits	16	153
Other accrued liabilities	528	717
Total accounts payable and accrued liabilities	$1,747	$3,371

7.      Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	As of December 31,
	2023	2022
Accounts payable	$2,501	$1,523
Accrued compensation and benefits	153	234
Other accrued liabilities	717	1,462
Total accounts payable and accrued liabilities	$3,371	$3,219